Stockholders' equity (Details) (USD $)	1 Months Ended			6 Months Ended
	Jun. 30, 2012	Apr. 30, 2012	Nov. 30, 2011	Jun. 30, 2012 vote
Stockholders' equity
Number of Votes per common and preferred class A stock share per person				1
Number of preferred special shares held with The Brazilian Government				12
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Common stockholders (as a percent)				25.00%
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Preferred stockholders (as a percent)				25.00%
Minimum Dividend percentage for preferred stockholders of the preferred capital				6.00%
Dividend percentage for preferred stockholders if greater than 6%				3.00%
Approval of interest on capital		$ 3,000,000,000
Approval of interest on capital per outstanding share (in dollars per share)		$ 0.588547644
Debt conversion
Aggregate purchase price of shares repurchased			3,000,000,000
Number of treasury stocks used for conversion (in shares)	56,081,560
Adjustments in additional paid in capital related to note conversion	$ (251,000,000)
Preferred Class A
Debt conversion
Shares acquired			81,451,900
Shares acquired average purchase price (in dollars per share)			$ 24.09
Number of converted shares	40,241,968
Common stock
Debt conversion
Shares acquired			39,536,080
Shares acquired average purchase price (in dollars per share)			$ 26.25
Number of converted shares	15,839,592